GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 7,374	$ 6,655	$ 5,810
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	3 years 1 month 6 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	8 years